Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
BALLAST SMALL/MID CAP ETF
Prospectus [Line Items]
Annual Return [Percent]	7.08%	13.41%	17.28%	(14.28%)	40.50%